Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Useful Lives of Property, Plant and Equipment

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment Leased plant and equipment	Three to ten years Three to eight years

Property, plant and equipment consist of the following (in thousands):

	Freehold land and buildings	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At December 31, 2017	$-	$23,453	$5,516	$142	$6,563	$35,674
Additions	-	16,086	2,083	-	3,318	21,487
Disposals	-	(1,489)	(211)	(28)	(61)	(1,789)
Transfers	-	(1,156)	889	-	101	(166)
Foreign exchange movements	-	(1,830)	(501)	(5)	(525)	(2,861)
At December 31, 2018	-	35,064	7,776	109	9,396	52,345
Additions	17,948	10,633	3,424	117	9,809	41,931
Disposals	-	(322)	(35)	(30)	(22)	(409)
Transfers	-	(2,109)	1,824	-	(2,100)	(2,385)
Foreign exchange movements	(130)	(131)	(21)	(3)	(139)	(424)
At December 31, 2019	17,818	43,135	12,968	193	16,944	91,058
Accumulated depreciation
At December 31, 2017	-	(4,008)	(1,862)	(112)	(2,996)	(8,978)
Depreciation for year	-	(4,091)	(1,196)	(14)	(2,037)	(7,338)
Disposals	-	562	136	28	35	761
Transfers	-	-	11	-	(11)	-
Foreign exchange movements	-	375	129	4	230	738
At December 31, 2018	-	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Depreciation for year	-	(3,994)	(1,995)	(23)	(2,960)	(8,972)
Disposals	-	219	31	16	16	282
Transfers	-	579	-	-	-	579
Foreign exchange movements	-	(159)	86	1	(59)	(131)
At December 31, 2019	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Net book value
At December 31, 2018	-	27,902	4,994	15	4,617	37,528
At December 31, 2019	$17,818	$32,618	$8,308	$93	$9,162	$67,999